Leases - Schedule of Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Leases [Abstract]
Other long-term assets	$ 33	$ 37
Lease liabilities, current portion	10	13
Other long-term liabilities	$ 37	$ 38
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Total lease liabilities	$ 47	$ 51
Weighted Average Remaining Lease Term (in years)	8 years	8 years
Weighted Average Discount Rate (percentage)	6.30%	6.30%